Revenue from Contracts with Customers - Additional Information (Details1)	Jun. 26, 2021	Dec. 26, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-12-27
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	91.00%	91.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-12-26
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	9.00%	9.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		24 months